Notes Payable (Details Narrative) - USD ($)						1 Months Ended	12 Months Ended
	Oct. 08, 2021	Apr. 01, 2021	Aug. 12, 2020	Jun. 03, 2020	Sep. 13, 2019	Apr. 28, 2020	Sep. 30, 2021	Sep. 30, 2020
Debt Instrument [Line Items]
Interest rate					6.00%
Proceeds from SBA Loan								$ 78,500
Proceeds from Convertible Debt							150,000
Convertible Debt							2,000,000
P P P Loan [Member]
Debt Instrument [Line Items]
Proceeds form PPP loan						$ 23,750
Maturity date						May 08, 2022
Interest rate						1.00%
Interest expense							237	101
Accrued interest							338
S B A Loan [Member]
Debt Instrument [Line Items]
Maturity date				May 31, 2050
Interest rate				3.75%
Interest expense							2,944	$ 960
Accrued interest							3,903
Proceeds from SBA Loan			$ 114,700	$ 78,500
Proceeds from loans	$ 36,200
Convertible Debt [Member]
Debt Instrument [Line Items]
Maturity date		Dec. 31, 2022
Interest rate		8.00%
Interest expense							5,983
Accrued interest							$ 5,983
Proceeds from Convertible Debt		$ 150,000